GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

Legal and professional fees	41,017	313,190	6,778,458
Depreciation	291,334	151,059	115,744
Provision for (Reversal of) credit loss	201,751	(22,522)	696,639
Office expenses	64,320	23,836	35,928
Others	53,344	80,689	106,878
Staff cost	438,871	504,763	692,455
Insurance	31,228	47,557	75,471
Transportation	66,848	237,822	344,376
	1,188,713	1,336,394	8,845,949